Income Taxes - Schedule of Provision for (Benefit from) Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Expected tax at 21%	$ (153,840)	$ (19,399)
Non-deductible stock-based compensation	57,151
Non-taxable derivative liability income	(16,077)
Non-deductible loss on conversions of convertible notes payable	28,982
Non-deductible amortization of debt discounts
Increase (decrease) in Valuation allowance	59,289	19,399
Provision for (benefit from) income taxes